SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Income taxes paid (refunds received)	€ 509	€ 410	€ 307
Interest paid	265	168	114
Interest received	1,311	403	10
Financing lease obligations incurred	358	162	233
Operating lease obligations incurred	1,098	1,162	674
Operating cash flow used in operating leases	1,009	900	916
Operating cash flow used in finance leases	7	12	18
Financing cash flow used in finance leases	€ 242	€ 350	€ 406